Trade and Other Receivables - Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	₽ 9,495	₽ 8,855	₽ 9,837
Charge	189	177	226
Utilised amounts	(1,192)	(653)	(800)
Discontinued operations		(2)
Exchange rate difference	(159)	1,118	(408)
Ending balance	₽ 8,333	₽ 9,495	₽ 8,855